Share Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014 ClassOfCommonStock	Aug. 22, 2014	Dec. 31, 2008	Aug. 20, 2014
Class of Stock [Line Items]
Classes of common shares outstanding	2
Possible future conversion basis for Class B common shares to Class A common shares	One-for-one
Class A Common Stock [Member]
Class of Stock [Line Items]
Required Class A common shares dividend per quarter	0.23
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Redeemable preference shares, quarterly installments	12
Redeemable preference shares, redemption commencement date	Aug. 31, 2016
Minimum redemption installment		$ 5,000
Number of shares redeemed	63
Redemption price per share	48
Redemption amount		36,400	3,024
Remaining Shares liquidation value at redemption		44,976
Public Warrants [Member]
Class of Stock [Line Items]
Total proceeds from exercise of Public Warrants			3,027
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Redemption price per share	2,500
Depositary shares issued				1,400,000
Preferred shares dividend rate percentage	8.75%
Preferred stock issuance term description	On August 20, 2014, the Company issued 1,400,000 depositary shares, each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the "Series B Preferred Shares").
Redemption price per depositary share	25.00
Net proceeds from issuance				$ 33,497
Series B Preferred Shares [Member] | Third Quarter, 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date	Sep. 22, 2014
Series B Preferred Shares [Member] | Fourth Quarter, 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date	Dec. 10, 2014